Annual Total Returns[BarChart] - Invesco Dividend AchieversTM ETF - ETF	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	9.00%	10.83%	25.63%	11.12%	(3.13%)	14.64%	17.35%	(4.40%)	26.79%	9.54%